INVENTORIES (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	€ 196	€ 149
Work in progress	428	280
Raw materials	137	118
Stores and supplies	87	80
Inventories write down	(46)	(45)
Total inventories	€ 802	€ 582